Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	2019	2018
North West Redwater Partnership subordinated debt (1)	$652	$591
Prepaid cost of service toll	130	62
Investment in North West Redwater Partnership	—	287
Risk management (note 19)	290	373
Long-term inventory	121	96
Other	84	50
	1,277	1,459
Less: current portion	54	116
	$1,223	$1,343

(1)	Includes accrued interest.

Summary of assets, liabilities, partners' equity and equity (income) loss related to joint venture
The assets, liabilities, partners’ equity, product sales and equity loss related to Redwater Partnership and the Company’s 50% interest at December 31, 2019 and 2018 were comprised as follows:

	2019		2018
	Redwater Partnership 100% interest	Company 50% interest	Redwater Partnership 100% interest	Company 50% interest
Current assets	$248	$124	$210	$105
Non-current assets	$11,328	$5,664	$11,250	$5,625
Current liabilities	$384	$192	$352	$176
Non-current liabilities	$11,310	$5,655	$10,534	$5,267
Partners’ equity	$(118)	$(59)	$574	$287

Product sales	$1,736	$868	$—	$—
Net loss	$692	$346	$10	$5